The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Multi-Manager Alternative Strategies Fund pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 18, 2018 (Accession No. 0001193125-18-167448), which is incorporated herein by reference.